Derivative Financial Instruments - Summary of Financial Derivatives at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable		$ 32,559
Average fair value of trading derivatives, Unfavourable		33,300
Year-end fair value, Favourable	$ 45,065	38,119
Year-end fair value, Unfavourable	42,247	40,222
Net derivative financial instruments, Year-end fair value, Favourable	15,550	15,520
Net derivative financial instruments, Year-end fair value, Unfavourable	11,819	17,483
Derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	45,065	38,119
Year-end fair value, Unfavourable	42,247	40,222
Less impact of master netting and collateral Year-end fair value, Favourable	32,081	24,588
Less impact of master netting and collateral Year-end fair value, Unfavourable	32,081	24,588
Net derivative financial instruments, Year-end fair value, Favourable	12,984	13,531
Net derivative financial instruments, Year-end fair value, Unfavourable	10,166	15,634
Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	44,942
Average fair value of trading derivatives, Unfavourable	44,332
Year-end fair value, Favourable	39,294	34,489
Year-end fair value, Unfavourable	36,038	34,820
Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	5,771	3,630
Year-end fair value, Unfavourable	6,209	5,402
Interest rate contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	16,552
Average fair value of trading derivatives, Unfavourable	13,147
Year-end fair value, Favourable	18,234	14,874
Year-end fair value, Unfavourable	13,124	11,799
Interest rate contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	168
Average fair value of trading derivatives, Unfavourable	8
Year-end fair value, Favourable	138	108
Year-end fair value, Unfavourable		9
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	16,301
Average fair value of trading derivatives, Unfavourable	13,004
Year-end fair value, Favourable	18,007	14,719
Year-end fair value, Unfavourable	13,044	11,617
Interest rate contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	2,783	1,762
Year-end fair value, Unfavourable	3,830	2,139
Interest rate contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	83
Average fair value of trading derivatives, Unfavourable	135
Year-end fair value, Favourable	89	47
Year-end fair value, Unfavourable	80	173
Foreign exchange and gold contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	20,907
Average fair value of trading derivatives, Unfavourable	22,949
Year-end fair value, Favourable	14,963	15,483
Year-end fair value, Unfavourable	17,134	17,087
Foreign exchange and gold contracts [member] | Derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	2,980	1,834
Year-end fair value, Unfavourable	2,377	3,263
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	8,187
Average fair value of trading derivatives, Unfavourable	7,441
Year-end fair value, Favourable	4,048	5,790
Year-end fair value, Unfavourable	3,448	5,592
Foreign exchange and gold contracts [member] | Derivatives [member] | Forward contract [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	198	214
Year-end fair value, Unfavourable	220	269
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	11,630
Average fair value of trading derivatives, Unfavourable	14,574
Year-end fair value, Favourable	9,931	8,932
Year-end fair value, Unfavourable	12,934	10,781
Foreign exchange and gold contracts [member] | Derivatives [member] | Swaps [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	2,782	1,620
Year-end fair value, Unfavourable	2,157	2,994
Foreign exchange and gold contracts [member] | Derivatives [member] | Option contract [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	1,090
Average fair value of trading derivatives, Unfavourable	934
Year-end fair value, Favourable	984	761
Year-end fair value, Unfavourable	752	714
Other derivative contracts [member] | Derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	7,483
Average fair value of trading derivatives, Unfavourable	8,236
Year-end fair value, Favourable	6,097	4,132
Year-end fair value, Unfavourable	5,780	5,934
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	2,987
Average fair value of trading derivatives, Unfavourable	3,546
Year-end fair value, Favourable	2,940	1,961
Year-end fair value, Unfavourable	2,732	3,093
Other derivative contracts [member] | Derivatives [member] | Equity derivatives [member] | Hedging [member]
Disclosure of detailed information about financial instruments [line items]
Year-end fair value, Favourable	8	34
Year-end fair value, Unfavourable	2
Other derivative contracts [member] | Derivatives [member] | Credit Derivative [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	618
Average fair value of trading derivatives, Unfavourable	37
Year-end fair value, Favourable	480	406
Year-end fair value, Unfavourable	53	38
Other derivative contracts [member] | Derivatives [member] | Commodity and other contracts [member] | Trading [member]
Disclosure of detailed information about financial instruments [line items]
Average fair value of trading derivatives, Favourable	3,878
Average fair value of trading derivatives, Unfavourable	4,653
Year-end fair value, Favourable	2,677	1,765
Year-end fair value, Unfavourable	$ 2,995	$ 2,803